Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and contingencies [Abstract]
Schedule of Future Minimum Rental Payments

Future minimum rental commitments under the leases and minimum future rental income per the sublease in five years subsequent to 2013 and thereafter are as follows:

Year Ending			Net
December 31,	Expense	Income	Amount

2014	$6,104,800	$(1,127,152)	$4,977,648
2015	5,963,009	(1,075,083)	4,887,926
2016	5,972,152	(1,063,785)	4,908,367
2017	5,639,513	(844,061)	4,795,452
2018	5,548,726	(864,156)	4,684,570
Thereafter	50,440,896	(3,626,551)	46,814,345
Total	$79,669,096	$(8,600,788)	$71,068,308